Leases - Lessee: Supplemental Balance Sheet Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Operating And Finance Lease Supplemental Balance Sheet Information [Line Items]
Right-of-use asset (operating leases)	¥ 249,480	¥ 249,890
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets	Other Assets
Operating lease, Other Liabilities	¥ 251,860	¥ 252,344
Operating lease, Total lease liabilities	¥ 251,860	¥ 252,344
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Liabilities	Liabilities
Operating lease, Weighted average remaining lease term	12 years	11 years
Operating lease, Weighted average discount rate	1.70%	1.70%
Right-of-use asset (finance leases)	¥ 7,034	¥ 7,284
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Net Investment in Lease, before Allowance for Credit Loss	Net Investment in Lease, before Allowance for Credit Loss
Finance leases, Other Liabilities	¥ 7,479	¥ 7,877
Finance leases, Total lease liabilities	¥ 7,479	¥ 7,877
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities	Liabilities
Finance leases, Weighted average remaining lease term	35 years	35 years
Finance leases, Weighted average discount rate	2.00%	2.20%
Investment in Operating Leases
Operating And Finance Lease Supplemental Balance Sheet Information [Line Items]
Right-of-use asset (operating leases)	¥ 68,883	¥ 82,674
Right-of-use asset (finance leases)	4,634	4,685
Property under Facility Operations
Operating And Finance Lease Supplemental Balance Sheet Information [Line Items]
Right-of-use asset (operating leases)	99,201	72,284
Right-of-use asset (finance leases)	1,863	2,306
Office Facilities
Operating And Finance Lease Supplemental Balance Sheet Information [Line Items]
Right-of-use asset (operating leases)	81,396	94,932
Right-of-use asset (finance leases)	¥ 537	¥ 293